UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: April 30

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET OREGON MUNICIPALS FUND

FORM N-Q

JANUARY 31, 2017

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.1%
Education - 13.0%
Oregon State Facilities Authority Revenue:
Senior College in Student Housing Project A, SCA, XLCA	5.250%	7/1/25	$1,210,000	$1,210,496
Willamette University Project	5.000%	10/1/27	995,000	1,019,676
Oregon State Health & Science University Revenue	5.000%	7/1/35	850,000	968,278
Oregon State University General Revenue	5.000%	4/1/45	2,000,000	2,241,440
University of Oregon General Revenue	5.000%	4/1/46	5,000,000	5,671,300

Total Education				11,111,190

Health Care - 15.3%
Multnomah County, OR, Hospital Facilities Authority Revenue, Adventist Health	5.125%	9/1/40	2,500,000	2,637,775
Oregon State Facilities Authority Revenue:
Legacy Health Project	5.000%	6/1/46	750,000	826,905
Peacehealth	5.000%	11/1/39	5,000,000	5,250,550
Providence Health & Services	5.000%	10/1/45	900,000	983,196
Samaritan Health Services Project	5.000%	10/1/46	1,000,000	1,060,490
Umatilla County, OR, Hospital Facility Authority Revenue:
Catholic Health Initiatives	5.500%	3/1/22	45,000	45,165
Catholic Health Initiatives	5.000%	5/1/22	880,000	887,849
Catholic Health Initiatives	5.000%	5/1/32	1,010,000	1,012,899
Yamhill County, OR, Hospital Authority Revenue, Friendsview Retirement Community	5.000%	11/15/46	400,000	386,744

Total Health Care				13,091,573

Industrial Revenue - 3.2%
Port Morrow, OR, PCR, Portland General Electric Co.	5.000%	5/1/33	2,500,000	2,742,150

Local General Obligation - 14.7%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO, Convertible Deferred Interest, School Board Guaranty, Step Bond	5.000%	6/15/33	2,115,000	2,441,302	(a)
Lane County, OR, School District # 19 Springfield, GO:
CAB, School Board Guaranty	0.000%	6/15/35	2,435,000	1,132,860
School Board Guaranty	5.000%	6/15/31	1,000,000	1,163,860
Marion County, OR, School District # 103 Woodburn, GO:
School Board Guaranty	5.000%	6/15/34	1,000,000	1,147,780
School Board Guaranty	5.000%	6/15/35	1,000,000	1,144,590
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	2,000,000	1,152,260
Washington Clackamas & Yamhill Counties, OR, School District #88J, GO, Sherwood, School Board Guaranty	5.000%	6/15/33	1,250,000	1,467,375	(b)
Yamhill County, OR, School District #40, GO:
School Board Guaranty	4.000%	6/15/37	1,500,000	1,554,555
School Board Guaranty	4.000%	6/15/38	1,300,000	1,346,228

Total Local General Obligation				12,550,810

Other - 1.3%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/29	1,000,000	1,114,690

Pre-Refunded/Escrowed to Maturity - 36.2%
Deschutes County, OR, Hospital Facilities Authority Hospital Revenue, Cascade Healthcare, AMBAC	5.375%	1/1/35	4,300,000	4,471,355	(c)

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pre-Refunded/Escrowed to Maturity - (continued)
Oregon State Department of Administrative Services:
COP	5.000%	5/1/29	$1,300,000	$1,408,446	(c)
Lottery Revenue	5.000%	4/1/28	1,000,000	1,080,590	(c)
Lottery Revenue	5.000%	4/1/29	1,750,000	1,891,033	(c)
Oregon State Facilities Authority Revenue:
University Portland Project	5.000%	4/1/32	3,545,000	3,707,822	(c)
Willamette University Project	5.000%	10/1/27	2,705,000	2,776,628	(c)
Oregon State Health & Sciences University Revenue	5.750%	7/1/39	4,900,000	5,420,821	(c)(d)
Oregon State, GO, State Property	5.000%	5/1/36	3,000,000	3,418,200	(c)
Portland, OR, EDR, Broadway Housing LLC Project	6.500%	4/1/35	3,000,000	3,265,860	(c)
Portland, OR, Sewer Systems Revenue	5.000%	6/15/33	3,250,000	3,426,897	(c)

Total Pre-Refunded/Escrowed to Maturity				30,867,652

Special Tax Obligation - 1.4%
Keizer, OR	5.200%	6/1/31	1,120,000	1,172,136

State General Obligation - 4.0%
Oregon State, GO, Higher Education	5.000%	8/1/43	3,000,000	3,389,280

Transportation - 5.0%
Oregon State Department of Transportation, Highway User Tax Revenue	5.000%	11/15/31	1,000,000	1,168,090
Oregon State Department of Transportation, Highway User Tax Revenue, Senior Lien	5.000%	11/15/19	1,400,000	1,444,576
Port of Portland, OR, Airport Revenue	5.000%	7/1/44	1,500,000	1,620,300	(e)

Total Transportation				4,232,966

Water & Sewer - 4.0%
Clackamas River Water, OR, Water Revenue	5.000%	11/1/43	1,000,000	1,131,810
Clackamas River Water, OR, Water Revenue	5.000%	11/1/46	660,000	745,463
Guam Government Waterworks Authority, Water & Wastewater System Revenue	5.000%	1/1/46	1,500,000	1,574,040
Port of Umatilla, OR, Water Revenue, LOC-Bank of America N.A.	6.650%	8/1/22	5,000	5,048	(e)

Total Water & Sewer				3,456,361

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $81,184,457)				83,728,808

SHORT-TERM INVESTMENTS - 0.8%
MUNICIPAL BONDS - 0.7%
Finance - 0.2%
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.840%	11/1/22	200,000	200,000	(f)(g)

General Obligation - 0.2%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.840%	11/1/26	120,000	120,000	(f)(g)

Health Care - 0.1%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	0.670%	8/1/34	100,000	100,000	(f)(g)

Water & Sewer - 0.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.890%	6/15/32	200,000	200,000	(f)(g)

TOTAL MUNICIPAL BONDS (Cost - $620,000)				620,000

See Notes to Schedule of Investments.

WESTERN ASSET OREGON MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2017

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $81,235)	0.461%	81,235	$81,235

TOTAL SHORT-TERM INVESTMENTS (Cost - $701,235)			701,235

TOTAL INVESTMENTS - 98.9% (Cost - $81,885,692#)			84,430,043
Other Assets in Excess of Liabilities - 1.1%			946,300

TOTAL NET ASSETS - 100.0%			$85,376,343

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is purchased on a when-issued basis.

(c)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds

AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds

CAB	— Capital Appreciation Bonds

COP	— Certificates of Participation

EDR	— Economic Development Revenue

GO	— General Obligation

LIQ	— Liquidity Facility

LOC	— Letter of Credit

PCR	— Pollution Control Revenue

SCA	— Syncora Capital Assurance Inc. - Insured Bonds

SPA	— Standby Bond Purchase Agreement - Insured Bonds

TFA	— Transitional Finance Authority

XLCA	— XL Capital Assurance Inc.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Oregon Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$83,728,808	—	$83,728,808
Short-Term Investments†:
Municipal Bonds	—	620,000	—	620,000
Money Market Funds	$81,235	—	—	81,235

Total Short-Term Investments	81,235	$620,000	—	701,235

Total Investments	$81,235	$84,348,808	—	$84,430,043

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$16,861	—	—	$16,861

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,542,581
Gross unrealized depreciation	(998,230)

Net unrealized appreciation	$2,544,351

At January 31, 2017, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	14	3/17	$2,128,674	$2,111,813	$(16,861)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 27, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 27, 2017